Earnings per share	12 Months Ended
Mar. 31, 2023
Earnings per share
Earnings per share

8. Earnings per share

Basic earnings per share is the amount of profit generated for the financial year attributable to equity shareholders divided by the weighted average number of shares in issue during the year.

Weighted average number of shares for basic earnings per share	27,680	29,012	29,592
Effect of dilutive potential shares: restricted shares and share options	95	97	91
Weighted average number of shares for diluted earnings per share	27,775	29,109	29,683

			Re-presented[1]		Re-presented[1]
	2023		2022		2021
	€m		€m		€m
Profit for earnings per share from continuing operations attributable to owners	11,838		2,237		59
Profit for basic and diluted earnings per share	11,838		2,237		59

			Re-presented[1]		Re-presented[1]
	2023		2022		2021
	eurocents		eurocents		eurocents
Basic earnings per share from continuing operations	42.77	c	7.71	c	0.20	c
Basic earnings per share	42.77	c	7.71	c	0.20	c

			Re-presented[1]		Re-presented[1]
	2023		2022		2021
	eurocents		eurocents		eurocents
Diluted earnings per share from continuing operations	42.62	c	7.68	c	0.20	c
Diluted earnings per share	42.62	c	7.68	c	0.20	c

Note:

1	The results for the years ended 31 March 2022 and 31 March 2021 have been re-presented to reflect that Indus Towers Limited is no longer reported as held for sale. In the year ended 31 March 2022, profit for basic and diluted earnings per share has increased by €149 million (2021: €53 million decrease) compared to the amount previously reported. Consequently, basic earnings per share increased by 0.51 eurocents (2021: 0.18 eurocents decrease) and diluted earnings per share increased by 0.51 eurocents (2021: 0.18 eurocents decrease) compared to amounts previously reported. See note 7 ‘Discontinued operations and assets held for sale’ for more information.